LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Loss Per Share Calculation

Loss per share is calculated as follows:

	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2017
	RMB	RMB	RMB	US$
				(Note 3)

Numerator:

Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	(304,828,354)	(593,781,589)	(118,165,850)	(18,161,759)

Accretion on redeemable noncontrolling interest	(79,805,706)	(82,890,188)	(57,126,233)	(8,780,141)

Net loss attributable to ordinary shareholders	(384,634,060)	(676,671,777)	(175,292,083)	(26,941,900)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	23,235,848	23,874,102	33,426,448	33,426,448

Loss per share

- Basic and diluted	(16.55)	(28.34)	(5.24)	(0.81)